Lease liabilities (Tables)	6 Months Ended
Jun. 30, 2019
Lease liabilities [abstract]
Schedule of maturity contractual undiscounted cash flows related to leases
	Future minimum lease payments	Interest	Present value of minimum lease payments
Less than one year	$751,023	$125,354	$625,669
Between one and five years	1,119,586	177,964	941,622
More than five years	222,630	16,059	206,571
	$2,093,239	$319,377	1,773,862
Current portion of lease liabilities			625,669
Non-current portion of lease liabilities			$1,148,193